Financial risk management and financial instruments - Capital Allocation (Details)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Capital allocation
Gearing ratio	61.50%	117.00%	56.30%
Minimum
Capital allocation
Targeted gearing ratio, temporary	55.00%
Targeted gearing ratio	20.00%
Maximum
Capital allocation
Targeted gearing ratio, temporary	65.00%
Targeted gearing ratio	40.00%